Convertible Preferred Shares (Details)	12 Months Ended
Dec. 31, 2022 shares
Convertible Preferred Shares (Details) [Line Items]
Rate of percentage	8.00%
Series A Preferred Stock [Member]
Convertible Preferred Shares (Details) [Line Items]
Convertible preferred shares	45,614,646
Percentage of original Issued	120.00%
Limited Series A Convertible Preferred Shares [Member]
Convertible Preferred Shares (Details) [Line Items]
Convertible preferred shares	27,053,437
Series B Preferred Stock [Member]
Convertible Preferred Shares (Details) [Line Items]
Convertible preferred shares	121,000,531
Percentage of original Issued	130.00%